Document And Entity Information	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	Perspective Therapeutics, Inc.
Entity Central Index Key	0000728387
Entity Emerging Growth Company	false
Entity File Number	001-33407
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-1458152
Entity Address, Address Line One	c/o Perspective Therapeutics, Inc.
Entity Address, Address Line Two	2401 Elliott Avenue
Entity Address, Address Line Three	Suite 320
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98121
City Area Code	(206)
Local Phone Number	676-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CATX
Security Exchange Name	NYSEAMER